Basis of Presentation and summary of significant accounting policies (Tables)	12 Months Ended
Sep. 30, 2023
Basis of Presentation and summary of significant accounting policies
Schedule of subsidiaries

100 W. Commercial Street, LLC	Medical West Healthcare Center, LLC
Acadia Medical Supply, Inc.	Metro-Med, Inc.
Access Respiratory Home Care, L.L.C.	Metro-Med, Inc. - Los Alamitos
Alliance Home Care & Mobile Diagnostics, L.L.C.	Metro-Med, Inc. - Ventura
At Home Health Equipment, LLC	NorCal Respiratory, Inc.
Black Bear Medical, Inc.	Northwest Medical, LLC
Black Bear Medical Group, Inc.	Oxygen Plus
Black Bear Medical NH, Inc.	Patient-Aids, Inc.
Care Medical Atlanta, LLC	Patient Home Monitoring, Inc
Care Medical of Athens, Inc.	QHM Holdings, Inc.
Care Medical of Augusta, LLC	QHM Investments I, LLC
Care Medical of Gainesville, LLC	Quipt Home Medical, Inc.
Care Medical Partners, LLC	Rejuvenight, LLC
Care Medical Savannah, LLC	Resource Medical, Inc.
Central Oxygen, Inc.	Resource Medical Group Charleston, LLC
Coastal Med-Tech Corp.	Resource Medical Group, LLC
Cooley Medical Equipment, Incorporated	Respicare, Inc.
Focus Respiratory, LLC	Riverside Medical, Inc.
Good Night Medical, LLC	RTA Homecare, LLC
Good Night Medical of Ohio, LLC	Semo Drugs - Care Plus of Mo, Inc.
Good Night Medical of Texas, Inc	Sleep Health Diagnostics, LLC
Great Elm Healthcare, LLC	Sleepwell, LLC
Health Technology Resources, LLC	Southeastern Biomedical Services, LLC
Heartland Health Therapy, LLC	Southern Pharmaceutical Corporation
Heckman Healthcare Service & Supplies Inc.	Thrift Home Care, Inc.
Hometown Medical LLC	Tuscan, Inc.
Legacy Oxygen and Home Care Equipment, LLC	United Respiratory Services, LLC
Mayhugh Drugs, Inc.	West Home Healthcare, Inc.
Med Supply Center, Inc.

Schedule of depreciation on Property and Equipment Using the Straight Line Method

Description	Estimated Useful Life
Rental equipment	1	-	5 years
Computer equipment	3	-	5 years
Office furniture and fixtures	5	-	10 years
Leasehold improvements	Life of lease 1	-	7 years
Right-of-use vehicles	Life of lease 1	-	5 years
Right-of-use real estate leases	Life of lease 1	-	10 years

Schedule of estimated Useful Lives of Intangible Assets

Description	Estimated Useful Life
Non-compete agreements			5 Years
Trademarks			10 Years
Customer contracts			2 Years
Customer relationships	10	-	20 Years